SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 3,703	$ 3,840	$ 3,171
Subcontractors	11,423	8,780	8,517
Depreciation and amortization	51	42	28
Cost of materials	309	223	351
Allotment of manufacturing costs	2,220	1,598	2,577
Other research and development expenses	209	142	135
Research and development, gross	17,915	14,625	14,779
Participations:
BARDA funds	(13,238)	(8,565)	(5,566)
Revaluation of liabilities in respect of IIA grants	(605)	(598)	(2,145)
Research and development, net of participations	$ 4,072	$ 5,462	$ 7,068